UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          8th Floor
          New York, NY 10017

13F File Number: 028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                New York, NY              February 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total: $853,620
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





No.        Form 13F File Number             Name
---       ---------------------            -----

1          028-12803                        Newland Master Fund, Ltd.

                                                  FORM 13F INFORMATION TABLE
                                                      December 31, 2011



COLUMN 1                         COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6       COLUMN 7    COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (x$1,000)  PRN AMT   PRN CALL  DISCRETION     MNGRS  SOLE   SHARED  NONE
3M CO                           COM              88579Y101    14,710     179,984 SH        SHARED-DEFINED   1      179,984
ACCO BRANDS CORP                COM              00081T108    10,527   1,090,894 SH        SHARED-DEFINED   1    1,090,894
AGCO CORP                       COM              001084102     4,665     108,553 SH        SHARED-DEFINED   1      108,553
AK STL HLDG CORP                COM              001547108     1,239     150,000     CALL  SHARED-DEFINED   1      150,000
ALCOA INC                       COM              013817101     1,182     136,600     CALL  SHARED-DEFINED   1      136,600
AMERICAN AXLE & MFG HLDGS IN    COM              024061103     4,290     433,755 SH        SHARED-DEFINED   1      433,755
AMERICAN AXLE & MFG HLDGS IN    COM              024061103       247      25,000     CALL  SHARED-DEFINED   1       25,000
ANALOGIC CORP                   COM PAR $0.05    032657207     3,665      63,947 SH        SHARED-DEFINED   1       63,947
APACHE CORP                     COM              037411105       453       5,000 SH        SHARED-DEFINED   1        5,000
ARKANSAS BEST CORP DEL          COM              040790107    10,744     557,554 SH        SHARED-DEFINED   1      557,554
ARKANSAS BEST CORP DEL          COM              040790107     3,247     168,500     CALL  SHARED-DEFINED   1      168,500
ATLAS AIR WORLDWIDE HLDGS IN    COM NEW          049164205     2,954      76,867 SH        SHARED-DEFINED   1       76,867
C&J ENERGY SVCS INC             COM              12467B304    11,081     529,428 SH        SHARED-DEFINED   1      529,428
CASTLE A M & CO                 COM              148411101     1,294     136,750 SH        SHARED-DEFINED   1      136,750
CENVEO INC                      COM              15670S105       495     145,686 SH        SHARED-DEFINED   1      145,686
CHENIERE ENERGY INC             COM NEW          16411R208     1,086     125,000 SH        SHARED-DEFINED   1      125,000
CON-WAY INC                     COM              205944101     7,030     241,093 SH        SHARED-DEFINED   1      241,093
COVENANT TRANSN GROUP INC       CL A             22284P105       842     283,379 SH        SHARED-DEFINED   1      283,379
CSX CORP                        COM              126408103    10,530     500,000     CALL  SHARED-DEFINED   1      500,000
CSX CORP                        COM              126408103    30,063   1,427,473 SH        SHARED-DEFINED   1    1,427,473
CTPARTNERS EXECUTIVE SEARCH     COM              22945C105     2,237     421,242 SH        SHARED-DEFINED   1      421,242
DYCOM INDS INC                  COM              267475101       540      25,800 SH        SHARED-DEFINED   1       25,800
ENDEAVOUR INTL CORP             COM NEW          29259G200     1,478     170,028 SH        SHARED-DEFINED   1      170,028
ENERGYSOLUTIONS INC             COM              292756202     3,170   1,025,737 SH        SHARED-DEFINED   1    1,025,737
ENGLOBAL CORP                   COM              293306106     2,046     969,874 SH        SHARED-DEFINED   1      969,874
ENPRO INDS INC                  COM              29355X107    34,942   1,059,483 SH        SHARED-DEFINED   1    1,059,483
EXPEDITORS INTL WASH INC        COM              302130109     9,701     236,829 SH        SHARED-DEFINED   1      236,829
FEDEX CORP                      COM              31428X106    19,139     229,182 SH        SHARED-DEFINED   1      229,182
FRONTLINE LTD                   SHS              G3682E127     2,814     655,900     CALL  SHARED-DEFINED   1      655,900
FUELCELL ENERGY INC             COM              35952H106     1,275   1,462,108 SH        SHARED-DEFINED   1    1,462,108
GENERAL CABLE CORP DEL NEW      COM              369300108       625      25,000     CALL  SHARED-DEFINED   1       25,000
GENERAL CABLE CORP DEL NEW      COM              369300108     5,267     210,600 SH        SHARED-DEFINED   1      210,600
HALLIBURTON CO                  COM              406216101     3,278      95,000 SH        SHARED-DEFINED   1       95,000
HEADWATERS INC                  COM              42210P102     1,798     809,904 SH        SHARED-DEFINED   1      809,904
HECLA MNG CO                    COM              422704106       787     150,488 SH        SHARED-DEFINED   1      150,488
HILLENBRAND INC                 COM              431571108     1,099      49,246 SH        SHARED-DEFINED   1       49,246
IDEX CORP                       COM              45167R104    20,148     542,922 SH        SHARED-DEFINED   1      542,922
INGERSOLL-RAND PLC              SHS              G47791101     5,312     174,350 SH        SHARED-DEFINED   1      174,350
ION GEOPHYSICAL CORP            COM              462044108       490      80,000 SH        SHARED-DEFINED   1       80,000
ISHARES TR                      MSCI EMERG MKT   464287234     7,588     200,000     PUT   SHARED-DEFINED   1      200,000
ISHARES TR                      RUSSELL 2000     464287655    88,500   1,200,000     PUT   SHARED-DEFINED   1    1,200,000
ISHARES TR                      TRANSP AVE IDX   464287192     8,947     100,000     PUT   SHARED-DEFINED   1      100,000
JOHNSON CTLS INC                COM              478366107       782      25,029 SH        SHARED-DEFINED   1       25,029
KEMET CORP                      COM NEW          488360207     1,410     200,000     CALL  SHARED-DEFINED   1      200,000
KEMET CORP                      COM NEW          488360207     2,634     373,565 SH        SHARED-DEFINED   1      373,565
KINROSS GOLD CORP               COM NO PAR       496902404     2,280     200,000     CALL  SHARED-DEFINED   1      200,000
KINROSS GOLD CORP               COM NO PAR       496902404     1,481     129,900 SH        SHARED-DEFINED   1      129,900
KODIAK OIL & GAS CORP           COM              50015Q100       860      90,481 SH        SHARED-DEFINED   1       90,481
KRATON PERFORMANCE POLYMERS     COM              50077C106       305      15,000 SH        SHARED-DEFINED   1       15,000
LENNOX INTL INC                 COM              526107107     2,604      77,145 SH        SHARED-DEFINED   1       77,145
MERCURY COMPUTER SYS            COM              589378108     4,696     353,329 SH        SHARED-DEFINED   1      353,329
MODINE MFG CO                   COM              607828100     2,705     285,966 SH        SHARED-DEFINED   1      285,966
MUELLER WTR PRODS INC           COM SER A        624758108     8,222   3,369,750 SH        SHARED-DEFINED   1    3,369,750
NAVISTAR INTL CORP NEW          COM              63934E108     2,527      66,700     CALL  SHARED-DEFINED   1       66,700
NAVISTAR INTL CORP NEW          COM              63934E108    10,255     270,728 SH        SHARED-DEFINED   1      270,728
NETSOL TECHNOLOGIES INC         COM NEW          64115A204     1,004   2,419,462 SH        SHARED-DEFINED   1    2,419,462
OM GROUP INC                    COM              670872100     3,720     166,133 SH        SHARED-DEFINED   1      166,133
OMNOVA SOLUTIONS INC            COM              682129101     4,956   1,075,095 SH        SHARED-DEFINED   1    1,075,095
OWENS CORNING NEW               COM              690742101     7,617     265,232 SH        SHARED-DEFINED   1      265,232
OWENS ILL INC                   COM NEW          690768403     9,623     496,519 SH        SHARED-DEFINED   1      496,519
QUANTA SVCS INC                 COM              74762E102     6,925     321,497 SH        SHARED-DEFINED   1      321,497
ROADRUNNER TRNSN SVCS HLDG I    COM              76973Q105    32,695   2,313,838 SH        SHARED-DEFINED   1    2,313,838
ROCK-TENN CO                    CL A             772739207       577      10,000 SH        SHARED-DEFINED   1       10,000
SEALED AIR CORP NEW             COM              81211K100     8,762     509,100 SH        SHARED-DEFINED   1      509,100
SOLUTIA INC                     COM NEW          834376501    30,311   1,754,104 SH        SHARED-DEFINED   1    1,754,104
SPDR S&P 500 ETF TR             TR UNIT          78462F103   257,275   2,050,000     PUT   SHARED-DEFINED   1    2,050,000
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A         848574109     1,039      50,000     CALL  SHARED-DEFINED   1       50,000
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A         848574109    11,858     570,644 SH        SHARED-DEFINED   1      570,644
SPX CORP                        COM              784635104       603      10,000 SH        SHARED-DEFINED   1       10,000
STONERIDGE INC                  COM              86183P102     1,784     211,597 SH        SHARED-DEFINED   1      211,597
SWIFT TRANSN CO                 CL A             87074U101       185      22,500     CALL  SHARED-DEFINED   1       22,500
SWIFT TRANSN CO                 CL A             87074U101    36,926   4,481,290 SH        SHARED-DEFINED   1    4,481,290
SYNERGY RES CORP                COM              87164P103       100      35,000 SH        SHARED-DEFINED   1       35,000
TESCO CORP                      COM              88157K101     1,393     110,196 SH        SHARED-DEFINED   1      110,196
THOMPSON CREEK METALS CO INC    COM              884768102     1,914     275,000     CALL  SHARED-DEFINED   1      275,000
THOMPSON CREEK METALS CO INC    COM              884768102     1,773     254,779 SH        SHARED-DEFINED   1      254,779
TITANIUM METALS CORP            COM NEW          888339207     4,200     280,381 SH        SHARED-DEFINED   1      280,381
TMS INTL CORP                   CL A             87261Q103     2,823     285,776 SH        SHARED-DEFINED   1      285,776
TOWER INTL INC                  COM              891826109       758      70,592 SH        SHARED-DEFINED   1       70,592
TRIUMPH GROUP INC NEW           COM              896818101     2,338      40,001 SH        SHARED-DEFINED   1       40,001
ULTRAPETROL BAHAMAS LTD         COM              P94398107     6,182   2,074,560 SH        SHARED-DEFINED   1    2,074,560
UNITED TECHNOLOGIES CORP        COM              913017109     7,722     105,651 SH        SHARED-DEFINED   1      105,651
WABASH NATL CORP                COM              929566107       211      26,890 SH        SHARED-DEFINED   1       26,890
WALTER ENERGY INC               COM              93317Q105     1,575      26,000 SH        SHARED-DEFINED   1       26,000
WATTS WATER TECHNOLOGIES INC    CL A             942749102     2,566      75,000     CALL  SHARED-DEFINED   1       75,000
WATTS WATER TECHNOLOGIES INC    CL A             942749102     5,724     167,329 SH        SHARED-DEFINED   1      167,329
WHITING PETE CORP NEW           COM              966387102     1,900      40,685 SH        SHARED-DEFINED   1       40,685
XYLEM INC                       COM              98419M100    10,846     422,195 SH        SHARED-DEFINED   1      422,195
YAMANA GOLD INC                 COM              98462Y100     3,452     235,000 SH        SHARED-DEFINED   1      235,000

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